Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Descartes Systems Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | RadNet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Variable Portfolio – Partners Small Cap Growth Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Descartes Systems Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | RadNet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Variable Portfolio – Partners Small Cap Growth Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%